Other Current and Non-current Liabilities - Changes in Consolidated Other Current and Non-current Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Balance at beginning of period	$ 1,335	$ 1,452
Additions or increase in estimates	1,641	1,382
Releases or decrease in estimates	(1,527)	(1,454)
Reclassifications	62	(20)
Accretion expense	(59)	(59)
Foreign currency translation	72	34
Balance at end of period	1,524	1,335
Current provisions	599	536
Asset retirement obligations [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	408
Additions or increase in estimates	141
Releases or decrease in estimates	(47)
Reclassifications	43
Accretion expense	(12)
Foreign currency translation	(36)
Balance at end of period	497	408
Environmental liability [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	29
Additions or increase in estimates	1
Releases or decrease in estimates	1
Foreign currency translation	(2)
Balance at end of period	29	29
Legal proceedings provision [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	45
Additions or increase in estimates	18
Releases or decrease in estimates	(34)
Foreign currency translation	1
Balance at end of period	30	45
Valuation derivative instruments [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	35
Additions or increase in estimates	26
Foreign currency translation	41
Balance at end of period	102	35
Current provisions	56
Other liabilities and provisions [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	818
Additions or increase in estimates	1,455
Releases or decrease in estimates	(1,447)
Reclassifications	19
Accretion expense	(47)
Foreign currency translation	68
Balance at end of period	866	$ 818
Current provisions	$ 543